UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-09147
Investment Company Act File Number

Eaton Vance Massachusetts Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

November 30
Date of Fiscal Year End

August 31, 2004
Date of Reporting Period

Item 1. Schedule of Investments

Massachusetts Municipal Income Trust	as of August 31, 2004

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 151.3%

Principal Amount	Security	Value
(000’s omitted)

Education — 28.7%
500	Massachusetts Development Finance Agency, (Belmont Hill School), 5.00%, 9/1/31	505,780
2,000	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	2,076,600
500	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), 5.75%, 7/1/33	515,985
600	Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	605,628
500	Massachusetts Development Finance Agency, (Mount Holyoke College), 5.25%, 7/1/31	518,690
1,000	Massachusetts Development Finance Agency, (Suffolk University), 5.85%, 7/1/29	1,028,510
400	Massachusetts Development Finance Agency, (Western New England College), 6.125%, 12/1/32	418,928
1,500	Massachusetts Development Finance Agency, (Wheeler School), 6.50%, 12/1/29	1,572,210
1,000	Massachusetts Development Finance Agency, (Xaverian Brothers High School), 5.65%, 7/1/29	1,026,100
1,000	Massachusetts HEFA, (Boston College), 5.125%, 6/1/33	1,025,010
1,500	Massachusetts HEFA, (Massachusetts Institute of Technology), 4.75%, 1/1/28	1,502,715
500	Massachusetts IFA, (Babson College), 5.25%, 10/1/27	510,565
400	Massachusetts IFA, (Belmont Hill School), 5.25%, 9/1/28	406,476
		$11,713,197

Electric Utilities — 2.6%
1,000	Massachusetts IFA, (Devens Electric System), 6.00%, 12/1/30	1,052,980
		$1,052,980

Escrowed / Prerefunded — 4.4%
1,000	Massachusetts HEFA, (Winchester Hospital), Prerefunded to 7/1/10, 6.75%, 7/1/30	1,181,030
1,450	Rail Connections, Inc., (Route 128 Parking), (ACA), Prerefunded to 7/1/09, 0.00%, 7/1/20	630,474
		$1,811,504

General Obligations — 0.7%
250	Massachusetts, 5.25%, 8/1/28	268,115
		$268,115

Health Care - Miscellaneous — 2.8%
510	Massachusetts Development Finance Agency, (MCHSP Human Services), 6.60%, 8/15/29	458,521
700	Massachusetts HEFA, (Learning Center for Deaf Children), 6.125%, 7/1/29	682,766
		$1,141,287

Hospital — 18.0%
1,000	Massachusetts Development Finance Agency, (Biomedical Research Corp.), 6.25%, 8/1/20	1,088,040
1,000	Massachusetts HEFA, (Baystate Medical Center), 5.75%, 7/1/33	1,041,790
400	Massachusetts HEFA, (Berkshire Health System), 6.25%, 10/1/31	414,116
175	Massachusetts HEFA, (Central New England Health Systems), 6.30%, 8/1/18	175,189
1,100	Massachusetts HEFA, (Covenant Health), 6.00%, 7/1/31	1,153,350
1,375	Massachusetts HEFA, (Partners Healthcare System), 5.25%, 7/1/29	1,402,569
2,000	Massachusetts HEFA, (South Shore Hospital), 5.75%, 7/1/29	2,054,900
		$7,329,954

Industrial Development Revenue — 1.9%
750	Massachusetts IFA, (American Hingham Water Co.), (AMT), 6.60%, 12/1/15	786,585
		$786,585

Insured-Education — 17.7%
1,800	Massachusetts College Building Authority, (XLCA), 0.00%, 5/1/21	812,502

1,000	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39 (1)	1,122,000
1,800	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	1,854,378
850	Massachusetts HEFA, (Berklee College of Music), (MBIA), Variable Rate, 10/1/27 (2)(3)	885,530
1,000	Massachusetts HEFA, (Northeastern University), (MBIA), 5.00%, 10/1/29	1,016,950
500	Massachusetts HEFA, (UMass-Worcester Campus), (FGIC), 5.25%, 10/1/31	519,590
1,000	Massachusetts IFA, (Merrimack College), (MBIA), 5.00%, 7/1/27	1,014,720
		$7,225,670

Insured-Electric Utilities — 1.9%
750	Puerto Rico Electric Power Authority, (FSA), 5.25%, 7/1/29	786,547
		$786,547

Insured-General Obligations — 14.0%
1,000	Massachusetts, (AMBAC), Variable Rate, 8/1/30 (3)(4)	1,379,220
2,500	Massachusetts, (FGIC), 5.25%, 1/1/29	2,626,875
500	Plymouth, (MBIA), 5.25%, 10/15/20	548,040
900	Puerto Rico, (FSA), Variable Rate, 7/1/27 (3)(4)	1,160,748
		$5,714,883

Insured-Miscellaneous — 12.9%
2,000	Boston Convention Center, (AMBAC), 5.00%, 5/1/27	2,040,960
2,750	Massachusetts Development Finance Agency, (WGBH), (AMBAC), 5.75%, 1/1/42	3,198,745
		$5,239,705

Insured-Special Tax Revenue — 3.7%
1,500	Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	1,526,505
		$1,526,505

Insured-Transportation — 11.2%
1,020	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), 0.00%, 1/1/29	285,080
1,100	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), Variable Rate, 1/1/37 (3)(4)	1,124,684

2,000	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), 5.25%, 1/1/29	2,090,880
1,000	Puerto Rico Highway and Transportation Authority, (AMBAC), Variable Rate, 7/1/28 (3)(4)	1,071,390
		$4,572,034

Nursing Home — 3.9%
500	Boston, IDA (Alzheimers Center), (FHA), 6.00%, 2/1/37	541,370
490	Massachusetts Development Finance Agency, (Odd Fellows Home of Massachusetts), 6.25%, 1/1/15	454,730
600	Massachusetts HEFA, (Christopher House), 6.875%, 1/1/29	580,950
		$1,577,050

Senior Living / Life Care — 3.4%
1,500	Massachusetts Development Finance Agency, (Berkshire Retirement), 5.625%, 7/1/29	1,402,965
		$1,402,965

Special Tax Revenue — 3.6%
1,350	Massachusetts Bay Transportation Authority, (Sales Tax Revenue), 5.25%, 7/1/30	1,474,200
		$1,474,200

Transportation — 5.9%
1,350	Massachusetts Bay Transportation Authority, Variable Rate, 3/1/27 (2)(3)	1,382,292
1,000	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/36	1,011,340
		$2,393,632

Water and Sewer — 14.0%
2,000	Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/32	2,028,500
2,000	Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	2,087,440
1,500	Massachusetts Water Pollution Abatement Trust, PCR, 5.375%, 8/1/27	1,594,470
		$5,710,410

Total Tax-Exempt Investments — 151.3% (identified cost $58,384,988)		$61,727,223

Other Assets, Less Liabilities — 1.4%	$559,508
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (52.7)%	$(21,500,659)
Net Assets Applicable to Common Shares— 100.0%	$40,786,072

AMBAC	-	AMBAC Financial Group, Inc.
AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.
MBIA	-	Municipal Bond Insurance Association
XLCA	-	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Massachusetts municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at August 31, 2004, 40.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.2% to 14.9% of total investments.

(1)                                  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)                                  Security has been issued as an inverse floater bond.

(3)                                  Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At August 31, 2004, the aggregate value of the securities is $7,003,864 or 17.2% of the Trust’s net assets.

(4)                                  Security has been issued as a leveraged inverse floater bond.

A summary of financial instruments at August 31, 2004 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/04	125 U.S Treasury Bond	Short	$(13,790,485)	$(13,914,062)	$(123,577)

At August 31, 2004, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2004 as computed on a federal income tax basis, were as follows:

Aggregate cost	$58,346,337
Gross unrealized appreciation	$3,734,885
Gross unrealized depreciation	(353,999)
Net unrealized appreciation	$3,380,886

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Massachusetts Municipal Income Trust

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer

Date:	October 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer

Date:	October 21, 2004

By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer

Date:	October 21, 2004